Cover	Apr. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2023
Entity File Number	001-41269
Entity Registrant Name	LIV CAPITAL ACQUISITION CORP. II
Entity Central Index Key	0001875257
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Torre Virreyes
Entity Address, Address Line Two	Pedregal No. 24
Entity Address, Address Line Three	Piso 6-601
Entity Address, City or Town	CDMX
Entity Address, Country	MX
Entity Address, Postal Zip Code	11040
Country Region	52
City Area Code	55
Local Phone Number	1100 2470
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
[custom:EntityAddressAddressLine4]	Col. Molino del Rey
Units, each consisting of one Class A Ordinary Share and three-quarters of One Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and three-quarters of One Redeemable Warrant
Trading Symbol	LIVBU
Security Exchange Name	NASDAQ
Class A Ordinary Share, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	LIVB
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LIVBW
Security Exchange Name	NASDAQ